ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - Generation Scaling Factor (GSF) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2021
Public service electric power concessions [line items]
Financial impact		R$ 5,173,182
Extended granting period	7 years
Loss		(907,293)
Total		4,265,889
Eletronorte.
Public service electric power concessions [line items]
Financial impact		3,029,305
Furnas
Public service electric power concessions [line items]
Financial impact		1,433,611
Chesf
Public service electric power concessions [line items]
Financial impact		628,674
CGT Eletrosul
Public service electric power concessions [line items]
Financial impact		R$ 81,592